Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
14.	Segment Information

We are primarily engaged in writing property and casualty insurance and reinsurance. We have four ongoing reporting segments: Excess and Surplus Lines, Commercial Specialty, International Specialty (formerly Reinsurance) and Syndicate 1200 (formerly International Specialty). Additionally, we have a Run-off Lines segment for certain products that we no longer write. See Note 1, “Business and Significant Accounting Policies,” for additional information on the changes of the segment names.

We consider many factors, including the nature of each segment’s insurance and reinsurance products, production sources, distribution strategies and the regulatory environment, in determining how to aggregate reporting segments.

In evaluating the operating performance of our segments, we focus on core underwriting and investing results before the consideration of realized gains or losses from the sales of investments. Realized investment and other gains (losses) are reported as a component of the Corporate and Other segment, as decisions regarding the acquisition and disposal of securities reside with the executive management and are not under the control of the individual business segments. Identifiable assets by segment are those assets used in the operation of each segment.

Revenue and (loss) income before income taxes for each segment for the years ended December 31 were as follows:

(in millions)	2011	2010	2009
Revenue:
Earned premiums
Excess and Surplus Lines	$405.3	$489.7	$537.0
Commercial Specialty	316.7	332.8	364.0
International Specialty	101.3	100.3	87.7
Syndicate 1200	259.3	290.1	424.1
Run-off Lines	(0.6)	(1.3)	2.1

Total earned premiums	1,082.0	1,211.6	1,414.9
Net investment income
Excess and Surplus Lines	56.0	58.6	62.8
Commercial Specialty	27.7	29.8	29.3
International Specialty	10.9	8.4	8.5
Syndicate 1200	17.2	14.2	11.5
Run-off Lines	13.3	17.2	22.6
Corporate and Other	0.7	5.4	10.8

Total net investment income	125.8	133.6	145.5
Fee income, net	1.4	2.5	1.1
Net realized investment and other gains (losses)	49.2	36.8	(16.7)

Total revenue	$1,258.4	$1,384.5	$1,544.8

(in millions)	2011	2010	2009
(Loss) income before income taxes
Excess and Surplus Lines	$65.9	$64.6	$61.6
Commercial Specialty	(3.6)	32.2	46.6
International Specialty	(70.9)	33.1	50.3
Syndicate 1200	(67.0)	(30.8)	23.1
Run-off Lines	(5.3)	4.4	6.4

Total segment (loss) income before taxes	(80.9)	103.5	188.0
Corporate and Other	(30.2)	(18.4)	(32.2)
Net realized investment and other gains (losses)	49.2	36.8	(16.7)

Total (loss) income before income taxes	$(61.9)	$121.9	$139.1

In 2010, management reevaluated the metrics used to evaluate the business, including the results of operations of the segments. Beginning in 2010, management includes an allocation of interest expense to the segments to more accurately reflect the cost of capital allocated to each segment. The (loss) income before income taxes in the above table includes the effect of interest expense for the years ended December 31, 2011 and 2010. As interest expense was not used by management to evaluate the segments during 2009, the income (loss) before income taxes for the segments was not re-stated for 2009 to include an interest expense component. Interest expense totaled $25.7 million for the year ended December 31, 2009.

The table below presents the split of earned premiums by geographic location for the years ended December 31. For this disclosure, we determine geographic location by the country of domicile of our subsidiaries that write the business and not by the location of insureds or reinsureds from whom the business was generated.

(in millions)	2011	2010	2009
Bermuda	$101.5	$98.6	$87.2
United Kingdom	259.3	290.1	424.0
United States	721.2	822.9	903.7

Total earned premiums	$1,082.0	$1,211.6	$1,414.9

The following table represents identifiable assets as of December 31, 2011 and 2010:

	December 31,
(in millions)	2011	2010
Excess and Surplus Lines	$2,268.7	$2,322.3
Commercial Specialty	1,284.1	1,292.4
International Specialty	661.1	499.6
Syndicate 1200	1,545.5	1,571.7
Run-off Lines	560.0	638.3
Corporate and Other	58.9	139.6

Total	$6,378.3	$6,463.9

Included in total assets at December 31, 2011 and 2010 are $546.4 million and $651.8 million, respectively, in assets associated with trade capital providers.

The following table represents goodwill and intangible assets, net of accumulated amortization as of December 31, 2011 and 2010:

			Intangible Assets, Net of
	Goodwill		Accumulated Amortization
(in millions)	2011	2010	2011	2010
Excess and Surplus Lines	$76.4	$76.4	$4.6	$5.2
Commercial Specialty	48.7	48.7	7.6	7.9
Syndicate 1200	28.7	28.7	80.8	82.2

Total	$153.8	$153.8	$93.0	$95.3